PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - Condensed balance sheets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Current assets:
Cash and cash equivalent	¥ 297,787	$ 42,583	¥ 216,224
Restricted cash	921	132	20,758
Prepayments and other current assets	553,190	79,105	527,760
Total current assets	941,913	134,692	983,972
Total assets	6,547,362	936,260	6,726,388
Current liabilities:
Long-term debts due within one year	550,698	78,749	383,016
Accrued expenses and other liabilities	804,564	115,051	846,194
Amounts due to subsidiaries	110,324	15,776	136,706
Total current liabilities	1,954,410	279,477	2,125,355
Non-current liabilities:
Long-term bank and other borrowings, non-current portion	2,465,505	352,563	2,693,693
Total liabilities	4,697,246	671,697	5,108,639
Shareholders' equity (deficit):
Treasury stock (12,101,847 and 12,101,847 shares as of December 31, 2024 and 2025, respectively)	(7)	(1)	(7)
Additional paid-in capital	2,438,000	348,629	2,169,693
Accumulated other comprehensive loss	(75,565)	(10,806)	(77,349)
Accumulated deficit	(4,465,643)	(638,578)	(4,372,832)
Total Concord Medical Services Holdings Limited shareholders' deficit	(2,103,110)	(300,741)	(2,280,390)
Total liabilities and equity	6,547,362	936,260	6,726,388
Class A ordinary shares
Shareholders' equity (deficit):
Ordinary shares	68	10	68
Class B ordinary shares
Shareholders' equity (deficit):
Ordinary shares	37	5	37
Related party
Current assets:
Amounts due to subsidiaries	110,860	15,852	119,969
Current liabilities:
Accrued expenses and other liabilities	2,245	321	1,937
Amounts due to subsidiaries	122,643	17,538	117,630
Non-current liabilities:
Long-term bank and other borrowings, non-current portion	103,216	14,760	95,493
Subsidiaries
Current assets:
Amounts due to subsidiaries	202,383	28,940	195,225
Parent Company
Current assets:
Cash and cash equivalent	336	48	409
Restricted cash	91	13
Prepayments and other current assets	77,546	11,089	73,592
Total current assets	77,973	11,150	74,001
Total assets	77,973	11,150	74,001
Current liabilities:
Short term loan	12,588	1,800	34,307
Long-term debts due within one year	49,469	7,074	84,482
Accrued expenses and other liabilities	68,001	9,724	67,300
Total current liabilities	2,181,083	311,891	2,524,075
Non-current liabilities:
Long-term bank and other borrowings, non-current portion			2,190
Total liabilities	2,181,083	311,891	2,526,265
Shareholders' equity (deficit):
Treasury stock (12,101,847 and 12,101,847 shares as of December 31, 2024 and 2025, respectively)	(7)	(1)	(7)
Additional paid-in capital	2,438,000	348,629	2,169,693
Accumulated other comprehensive loss	(75,565)	(10,806)	(77,349)
Accumulated deficit	(4,465,643)	(638,578)	(4,544,706)
Total Concord Medical Services Holdings Limited shareholders' deficit	(2,103,110)	(300,741)	(2,452,264)
Total liabilities and equity	77,973	11,150	74,001
Parent Company | Class A ordinary shares
Shareholders' equity (deficit):
Ordinary shares	68	10	68
Parent Company | Class B ordinary shares
Shareholders' equity (deficit):
Ordinary shares	37	5	37
Parent Company | Subsidiaries
Current assets:
Amounts due to subsidiaries	¥ 2,051,025	$ 293,293	¥ 2,337,986